Segmental information	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Segmental information

2. Segmental information

Accounting policies

Sales comprise revenue from contracts with customers from the sale of goods, royalties and rents receivable. Revenue from the sale of goods includes excise and other duties which the group pays as principal but excludes duties and taxes collected on behalf of third parties, such as value added tax. Sales are recognised as or when performance obligations are satisfied by transferring control of a good or service to the customer. Generally the transfer of control of goods occurs at the time of despatch but in some countries and for some customers may be on delivery. The group includes in sales the net consideration to which it expects to be entitled. Sales are recognised to the extent that it is highly probable that a significant reversal will not occur. Therefore, sales are stated net of expected price discounts, allowances for customer loyalty and certain promotional activities and similar items. Generally, payment of the transaction price is due within credit terms that are consistent with industry practices, with no element of financing.

Net sales are sales less excise duties. Diageo incurs excise duties throughout the world. In the majority of countries excise duties are effectively a production tax which becomes payable when the product is removed from bonded premises and is not directly related to the value of sales. It is generally not included as a separate item on external invoices; increases in excise duty are not always passed on to the customer and where a customer fails to pay for product received the group cannot reclaim the excise duty. The group therefore recognises excise duty, unless it regards itself as an agent of the regulatory authorities, as a cost to the group.

Advertising costs, point of sale materials and sponsorship payments are charged to marketing in operating profit when the company has a right of access to the goods or services acquired.

Diageo is an international manufacturer and distributor of premium drinks. Diageo also owns a number of investments in associates and joint ventures as set out in note 6.

The segmental information presented is consistent with management reporting provided to the Executive Committee (the chief operating decision maker).

The Executive Committee considers the business principally from a geographical perspective based on the location of third party sales and the business analysis is presented by geographical segment. In addition to these geographical selling segments, a further segment reviewed by the Executive Committee is the International Supply Centre (ISC), which manufactures products for other group companies and includes the production sites in the United Kingdom, Ireland, Italy and Guatemala.

Continuing operations also include the Corporate function. Corporate revenues and costs are in respect of central costs, including finance, marketing, corporate relations, human resources and legal, as well as certain information systems, facilities and employee costs that are not allocable to the geographical segments or to the ISC. They also include rents receivable and payable in respect of properties not used by the group in the manufacture, sale or distribution of premium drinks.

Diageo uses shared services operations, including captive and outsourced centres, to deliver transaction processing activities for markets and operational entities. These centres are located in Hungary, Kenya, Colombia, the Philippines and India. The captive business service centre in Budapest also performs certain central finance activities, including elements of financial planning and reporting and treasury. The costs of shared service operations are recharged to the regions.

The segmental information for net sales and operating profit before the impact of acquisitions and disposals, ISC allocation and exceptional items is reported at budgeted exchange rates in line with management reporting. For management reporting purposes the group measures the current year at, and restates the prior year net sales and operating profit to, the current year’s budgeted exchange rates. These exchange rates are set prior to the financial year as part of the financial planning process and provide a consistent exchange rate to measure the performance of the business throughout the year. The adjustments required to retranslate the segmental information to actual exchange rates and to reconcile it to the group’s reported results are shown in the following tables. The comparative segmental information, prior to retranslation, has not been restated at the current year’s budgeted exchange rates but is presented at the budgeted rates for the respective years.

In addition, for management reporting purposes Diageo presents separately the results of acquisitions and disposals completed in the current and prior year from the results of the geographical segments. The impact of acquisitions and disposals on net sales and operating profit is disclosed under the appropriate geographical segments in the following tables at budgeted exchange rates.

(a) Segmental information for the consolidated income statement – continuing operations

	North America £ million	Europe and Turkey(ii) £ million	Africa £ million	Latin America and Caribbean £ million	Asia Pacific £ million	ISC £ million	Eliminate inter- segment sales £ million	Total operating segments £ million	Corporate and other £ million	Total £ million
2018
Sales	4,671	5,232	2,083	1,352	5,042	1,457	(1,457)	18,380	52	18,432

Net sales
At budgeted exchange rates(i)	4,138	2,821	1,467	1,064	2,555	1,512	(1,425)	12,132	48	12,180
Acquisitions and disposals	50	—	—	—	—	—	—	50	—	50
ISC allocation	11	53	4	11	8	(87)	—	—	—	—
Retranslation to actual exchange rates	(83)	58	20	(6)	(60)	32	(32)	(71)	4	(67)

Net sales	4,116	2,932	1,491	1,069	2,503	1,457	(1,457)	12,111	52	12,163

Operating profit/(loss)
At budgeted exchange rates(i)	1,925	941	180	298	588	112	—	4,044	(160)	3,884
Acquisitions and disposals	4	—	—	—	—	—	—	4	—	4
ISC allocation	14	67	5	14	12	(112)	—	—	—	—
Retranslation to actual exchange rates	(61)	20	6	(4)	(32)	—	—	(71)	2	(69)

Operating profit/(loss) before exceptional items	1,882	1,028	191	308	568	—	—	3,977	(158)	3,819
Exceptional items	—	—	(128)	—	—	—	—	(128)	—	(128)

Operating profit/(loss)	1,882	1,028	63	308	568	—	—	3,849	(158)	3,691

Non-operating items										—
Net finance charges										(260)
Share of after tax results of associates and joint ventures
– Moët Hennessy										305
– Other										4

Profit before taxation										3,740

	North America £ million	Europe and Turkey(ii) £ million	Africa £ million	Latin America and Caribbean £ million	Asia Pacific £ million	ISC £ million	Eliminate inter- segment sales £ million	Total operating segments £ million	Corporate and other £ million	Total £ million
2017
Sales	4,725	4,985	2,132	1,303	4,923	1,390	(1,390)	18,068	46	18,114

Net sales
At budgeted exchange rates(i)	3,523	2,474	1,240	873	1,977	1,418	(1,324)	10,181	39	10,220
Acquisitions and disposals	—	2	15	7	41	—	—	65	—	65
ISC allocation	11	60	4	11	8	(94)	—	—	—	—
Retranslation to actual exchange rates	627	288	297	153	393	66	(66)	1,758	7	1,765

Net sales	4,161	2,824	1,556	1,044	2,419	1,390	(1,390)	12,004	46	12,050

Operating profit/(loss)
At budgeted exchange rates(i)	1,648	741	159	195	375	116	—	3,234	(169)	3,065
Acquisitions and disposals	—	—	(8)	—	—	—	—	(8)	(1)	(9)
ISC allocation	14	72	5	13	12	(116)	—	—	—	—
Retranslation to actual exchange rates	237	123	62	42	100	—	—	564	(19)	545

Operating profit/(loss) before exceptional items	1,899	936	218	250	487	—	—	3,790	(189)	3,601
Exceptional items	—	(33)	—	—	(9)	—	—	(42)	—	(42)

Operating profit/(loss)	1,899	903	218	250	478	—	—	3,748	(189)	3,559

Non-operating items										20
Net finance charges										(329)
Share of after tax results of associates and joint ventures
– Moët Hennessy										302
– Other										7

Profit before taxation										3,559

	North America £ million	Europe and Turkey(ii) £ million	Africa £ million	Latin America and Caribbean £ million	Asia Pacific £ million	ISC £ million	Eliminate inter- segment sales £ million	Total operating segments £ million	Corporate and other £ million	Total £ million
2016
Sales	4,037	4,593	1,875	1,078	4,022	1,355	(1,355)	15,605	36	15,641

Net sales
At budgeted exchange rates(i)	3,282	2,481	1,286	901	2,114	1,452	(1,373)	10,143	38	10,181
Acquisitions and disposals	106	75	74	59	9	—	—	323	—	323
ISC allocation	10	50	4	8	7	(79)	—	—	—	—
Retranslation to actual exchange rates	167	(62)	37	(105)	(54)	(18)	18	(17)	(2)	(19)

Net sales	3,565	2,544	1,401	863	2,076	1,355	(1,355)	10,449	36	10,485

Operating profit/(loss)
At budgeted exchange rates(i)	1,459	738	212	221	399	112	—	3,141	(149)	2,992
Acquisitions and disposals	24	7	(8)	13	1	—	—	37	—	37
ISC allocation	14	70	6	11	11	(112)	—	—	—	—
Retranslation to actual exchange rates	54	(14)	2	(46)	(16)	—	—	(20)	(1)	(21)

Operating profit/(loss) before exceptional items	1,551	801	212	199	395	—	—	3,158	(150)	3,008
Exceptional items	—	—	—	(118)	(49)	—	—	(167)	—	(167)

Operating profit/(loss)	1,551	801	212	81	346	—	—	2,991	(150)	2,841

Non-operating items										123
Net finance charges										(327)
Share of after tax results of associates and joint ventures
– Moët Hennessy										217
– Other										4

Profit before taxation										2,858

(i)	These items represent the IFRS 8 performance measures for the geographical and ISC segments.
(ii)	The Europe and Turkey region was formerly named ‘Europe, Russia and Turkey’. Countries included in the region have not changed.
(1)

The net sales figures for ISC reported to the Executive Committee primarily comprise inter-segment sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the ISC segment to the other operating segments, inter-segmental sales are not material.

(2)	The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
(3)	Approximately 40% of annual net sales occur in the last four months of each calendar year.
(4)

In the year ended 30 June 2017 Diageo changed its internal reporting structure to reflect changes made to management responsibilities. As a result of this change, Lebanon, other Middle East countries and North African countries which were formerly reported in the Asia Pacific and Africa regions respectively are now included in the Europe and Turkey region. In addition, the result of the Travel Retail operations have been reallocated to the geographical regions to better reflect the region in which the sale to the customer is made. The information for year ended 30 June 2016 has not been restated as the amounts involved are not material.

(b) Other segmental information

	North America £ million	Europe and Turkey (i) £ million	Africa £ million	Latin America and Caribbean £ million	Asia Pacific £ million	ISC £ million	Corporate and other £ million	Total £ million
2018
Capital expenditure	132	22	163	44	44	131	48	584
Depreciation and intangible asset amortisation	(44)	(20)	(77)	(7)	(42)	(110)	(68)	(368)
Exceptional accelerated depreciation and impairment	—	—	(35)	—	—	—	—	(35)
Exceptional impairment of intangible assets	—	—	(90)	—	—	—	—	(90)
2017
Capital expenditure	112	27	126	34	48	125	46	518
Depreciation and intangible asset amortisation	(41)	(21)	(77)	(7)	(42)	(107)	(66)	(361)
2016
Capital expenditure	105	29	107	20	52	150	43	506
Depreciation and intangible asset amortisation	(39)	(21)	(83)	(10)	(35)	(106)	(61)	(355)
Exceptional accelerated depreciation and impairment	—	—	—	(14)	—	(8)	—	(22)
Exceptional impairment of intangible assets	—	—	—	(104)	—	—	—	(104)

(i)	The Europe and Turkey region was formerly named ‘Europe, Russia and Turkey’. Countries included in the region have not changed.

(c) Category and geographical analysis

	Category analysis						Geographic analysis
	Spirits £ million	Beer £ million	Wine £ million	Ready to drink £ million	Other(iv) £ million	Total £ million	Great Britain £ million	United States £ million	Nether- lands £ million	India £ million	Rest of World £ million	Total £ million
2018
Sales(i)	14,605	2,647	81	854	245	18,432	1,630	4,310	63	3,086	9,343	18,432
Non-current assets(ii), (iii)	—	—	—	—	—	—	1,717	4,221	2,367	3,688	7,792	19,785
2017
Sales(i)	14,241	2,635	81	854	303	18,114	1,558	4,366	62	3,070	9,058	18,114
Non-current assets(ii), (iii)	—	—	—	—	—	—	1,678	4,012	2,392	4,009	7,410	19,501
2016
Sales(i)	11,993	2,486	265	726	171	15,641	1,672	3,729	56	2,465	7,719	15,641
Non-current assets(ii), (iii)	—	—	—	—	—	—	1,679	3,859	2,350	3,764	7,224	18,876

(i)	The geographical analysis of sales is based on the location of third party customers.
(ii)

The geographical analysis of non-current assets is based on the geographical location of the assets and comprises intangible assets, property, plant and equipment, biological assets, investments in associates and joint ventures, other investments and non-current other receivables.

(iii)	The management information provided to the chief operating decision maker does not include an analysis of assets and liabilities by category and therefore is not disclosed.
(iv)	In the two years ended 30 June 2018 and 30 June 2017 ‘Other’ includes the group’s sorghum beer business which in the year ended 30 June 2016 was included in ‘Beer’.